Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	LocalShares Investment Trust
CIK	dei_EntityCentralIndexKey	0001558303
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug. 28, 2015
Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2015
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Nashville Area ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	NASHVILLE AREA ETF
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Nashville Area ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the LocalShares Nashville Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	38.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may pay brokerage expenses on the purchase and sale of shares of the Fund. These brokerage commissions are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 90% of its total assets (exclusive of collateral held from securities lending) in securities that comprise the LocalShares Nashville Index. The LocalShares Nashville Index is comprised of publicly traded U.S. companies that have corporate headquarters in the Nashville, Tennessee region and that meet certain requirements regarding capitalization, trading volume and price levels. More specifically, the LocalShares Nashville Index is comprised of equity securities that meet the following eligibility requirements for inclusion within the LocalShares Nashville Index:

1. Listing on the NYSE, AMEX or NASDAQ Global Market;

2. Corporate headquarters based in the Nashville, Tennessee region, which is defined as Davidson county (the county where Nashville is located) and all counties contiguous to Davidson county (i.e., Robertson, Sumner, Wilson, Rutherford, Williamson, and Cheatham counties);

3. Market capitalization of at least $100 million during the 25 days preceding the screening date; and

4. Average daily volume of stock traded exceeding 50,000 shares for the preceding three months.

“Equity securities may include, among other instruments, common stocks, interests in real estate investments trusts (“REITs”) and master limited partnerships (“MLP”) units.

Solactive AG is the index provider for the Fund (the “Index Provider”). The Index Provider develops, calculates, and maintains its own proprietary indices and serves as the calculation agent for third-party indices. The Adviser has entered into a license agreement with the Index Provider to use the LocalShares Nashville Index. The Fund is entitled to use the LocalShares Nashville Index pursuant to a sub-licensing arrangement with the Adviser.

The LocalShares Nashville Index is weighted on several factors, including relative growth, liquidity, low volatility, momentum, return, valuation, and yield. Additional information about the LocalShares Nashville Index, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at www.solactive.com by clicking on the “Equity Indexing” link at the top of the page, then clicking on the “Custom Indices” link on the left hand column, and then scrolling down the alphabetical listings to the “LocalShares Nashville Index” link. The index rules can then be accessed under “Documents” at the bottom of the page by clicking the “Guideline” link.

The Fund employs a “passive management” or indexing investment approach designed to approximate the investment performance of the LocalShares Nashville Index by investing in a portfolio of securities that generally replicates the LocalShares Nashville Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the LocalShares Nashville Index in approximately the same proportions as the index. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the LocalShares Nashville Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

LocalShares expects that, over time, the correlation between the Fund’s performance and that of the LocalShares Nashville Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the LocalShares Nashville Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

Investors can lose money on an investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in this Prospectus, titled “Additional Information about the Fund’s Investment Strategies and Risks.”

• New Fund Risk – As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater “tracking error” to the LocalShares Nashville Index (i.e., the measure of how closely the Fund’s performance tracks that of the LocalShares Nashville Index) than it otherwise would at higher asset levels, or it could ultimately liquidate, which could trigger tax consequences for investors.

• Investment Risk – Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment.

• Passive Investment Risk – The Fund holds the same stocks, in approximately the same proportions, as the stocks of the LocalShares Nashville Index. The Fund is not actively managed and LocalShares does not attempt to outperform the LocalShares Nashville Index or take defensive positions under any market conditions, including declining markets. As a result, the Fund’s performance may be adversely affected by a decline in the securities that comprise the LocalShares Nashville Index.

• Lack of Diversification Risk – The Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

• Geographic Concentration Risk – Because the Fund will invest substantially all of its assets in the securities of companies that have their corporate headquarters located in the Nashville, Tennessee region, the Fund may be impacted by events or conditions affecting the region to a greater extent than a fund that did not focus its investments in that manner.

• Healthcare Sector Risk – Due to the concentration of the healthcare industry in middle Tennessee, the Fund is expected to invest a relatively large percentage of its assets in the healthcare sector, and therefore the performance of the Fund will be impacted by events affecting this sector.

• REIT Risk – Investing in REITs involves risks of investing in real estate, including difficulties in valuing and trading real estate, declines in the values of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes, capital expenditures and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

• Consumer Discretionary Sector Risk – Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies. Additionally, changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

• Small-Capitalization Investing – The Fund is expected to invest a relatively large percentage of its assets in the securities of small-capitalization companies. The securities of small-capitalization companies may be less mature compared to larger companies and the value of such securities may be more volatile than those of larger issuers.

• Market Risk –The Fund’s NAV and market price will fluctuate within a wide range in response to a variety of factors. As a result, an investor could lose money over short or even long periods.

• Shares of the Fund May Trade at Prices Other Than NAV – There may be times when the market price of shares and the NAV of the Fund vary significantly. Thus, an investor may pay more than NAV for shares in the secondary market, and may sell for less than NAV.

• Market Price Risk – The Fund cannot predict, and does not control, whether or when the Fund’s shares will trade at a premium or a discount to NAV, it is likely that in times of market disruption, including when there is a lack of liquidity in the Fund’s shares, the bid-asked spread, (the difference in price between the highest price that a buyer is willing to pay for an asset (“bid-price”) and the lowest price for which a seller is willing to sell it, (“ask-price”) the “bid-ask spread”), will increase significantly and the Fund shares would most likely be traded at a discount to the Fund’s NAV.

• Secondary Market Risk – An active secondary market for the Fund’s shares may not exist, which could negatively impact the market price of the Fund’s shares.

• The Fund’s Shares Are Not Individually Redeemable – Fund shares can be redeemed with the Fund directly at NAV only in large lots of 50,000 shares known as “Creation Units.”

• Issuer-Specific Risk – Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions have a negative impact on the value of the Fund.

• Lack of Governmental Insurance or Guarantee – An investment in the Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Non-Correlation Risk – As with all index funds, the performance of the Fund and the LocalShares Nashville Index may vary due to the Fund’s operating expenses and portfolio transaction costs and tracking error.

May Lose Money	rr_RiskLoseMoney	Investors can lose money on an investment in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund's volatility and performance.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Lack of Governmental Insurance or Guarantee – An investment in the Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance bar chart and total return table below provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows the performance of the Fund in its first full calendar year of operation. The table shows how the Fund’s average annual returns for its first full calendar year of operation and since inception compared with those of the LocalShares Nashville Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information for the Fund is available at www.localshares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance bar chart and total return table below provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.localshares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s year-to-date return was 5.18% as of July 31, 2015. During the period shown in the above chart, the Fund’s highest quarterly return was 11.06% for the quarter ended December 31, 2014, and its lowest quarterly return was -1.03% for the quarter ended March 31, 2014.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jul. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.03%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements such as individual retirement accounts or 401(k) plans.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements such as individual retirement accounts or 401(k) plans.

Nashville Area ETF | Nashville Area ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NASH
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.49%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 50
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	187
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	341
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 790
2014	rr_AnnualReturn2014	17.32%
1 Year	rr_AverageAnnualReturnYear01	17.32%
Since Inception	rr_AverageAnnualReturnSinceInception	19.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Nashville Area ETF | - Return After Taxes on Distributions | Nashville Area ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	18.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Nashville Area ETF | - Return After Taxes on Distributions and Sale of Fund Shares | Nashville Area ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.04%
Since Inception	rr_AverageAnnualReturnSinceInception	14.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Nashville Area ETF | LocalShares Nashville Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.23%
Since Inception	rr_AverageAnnualReturnSinceInception	19.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Nashville Area ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	17.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013

[1]	The Fund's investment adviser, LocalShares, Inc. ("LocalShares" or the "Adviser"), has agreed to waive fees and expenses so that the Fund's Total Annual Operating Expenses will not exceed 0.49%. This fee waiver will remain in effect until December 31, 2016, and may be extended thereafter by the Adviser in its sole discretion.